UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05379

Name of Fund:	Royce Focus Trust, Inc.
Fund Address:	1414 Avenue of the Americas
New York, NY 10019

Name and address of agent for service:
John E. Denneen, Esq.
Royce & Associates, LLC
1414 Avenue of the Americas
New York, NY 10019

Registrant’s telephone number, including area code: (212) 486-1445

Date of fiscal year end: 12/31/2008

Date of reporting period: 9/30/2008

Item 1 - Schedule of Investments

SCHEDULE OF INVESTMENTS
ROYCE FOCUS TRUST
SEPTEMBER 30, 2008 (UNAUDITED)

	SHARES	VALUE
COMMON STOCKS – 95.3%

Consumer Products – 11.9%
Apparel, Shoes and Accessories - 4.1%
Fossil [a,b]	100,000	$2,823,000
Timberland Company (The) Cl. A [b]	150,000	2,605,500

		5,428,500

Food/Beverage/Tobacco - 2.2%
Sanderson Farms	80,000	2,939,200

Health, Beauty and Nutrition - 1.7%
Nu Skin Enterprises Cl. A	140,000	2,270,800

Sports and Recreation - 3.9%
Thor Industries	140,000	3,474,800
Winnebago Industries	140,000	1,808,800

		5,283,600

Total		15,922,100

Consumer Services – 2.4%
Retail Stores - 2.4%
Men’s Wearhouse (The)	100,000	2,124,000
Williams-Sonoma	70,000	1,132,600

Total		3,256,600

Financial Intermediaries – 6.1%
Banking - 1.1%
BB Holdings [b]	400,000	1,527,162

Insurance - 1.4%
American International Group [a]	546,100	1,818,513

Securities Brokers - 2.7%
Knight Capital Group Cl. A [b]	240,000	3,566,400

Other Financial Intermediaries - 0.9%
KKR Financial Holdings	200,000	1,272,000

Total		8,184,075

Financial Services – 4.3%
Investment Management - 4.3%
Endeavour Financial	600,000	3,484,144
U.S. Global Investors Cl. A	226,000	2,271,300

Total		5,755,444

Health – 4.3%
Drugs and Biotech - 3.6%
Endo Pharmaceuticals Holdings [a,b]	140,000	2,800,000
Lexicon Pharmaceuticals [a,b]	500,000	890,000
ULURU [b]	1,145,076	1,145,076

		4,835,076

Medical Products and Devices - 0.7%
Caliper Life Sciences [a,b]	352,300	986,440

Total		5,821,516

Industrial Products – 20.6%
Building Systems and Components - 2.6%
Simpson Manufacturing	130,000	3,521,700

Machinery - 3.7%
Lincoln Electric Holdings	60,000	3,858,600
Woodward Governor	30,000	1,058,100

		4,916,700

Metal Fabrication and Distribution - 9.8%
Kennametal	118,600	3,216,432
Reliance Steel & Aluminum	100,000	3,797,000
Schnitzer Steel Industries Cl. A	70,000	2,746,800
Sims Group ADR	150,000	3,465,000

		13,225,232

Miscellaneous Manufacturing - 1.2%
Rational	10,000	1,578,123

Pumps, Valves and Bearings - 3.3%
Gardner Denver [b]	60,000	2,083,200
Pfeiffer Vacuum Technology	30,000	2,402,331

		4,485,531

Total		27,727,286

Industrial Services – 7.3%
Commercial Services - 3.5%
CRA International [b]	40,000	1,099,200
Korn/Ferry International [b]	150,000	2,673,000
Universal Technical Institute [b]	50,000	853,000

		4,625,200

Food, Tobacco and Agriculture - 1.8%
Industrias Bachoco ADR	100,000	2,443,000

Transportation and Logistics - 2.0%
Arkansas Best	80,000	2,695,200

Total		9,763,400

Natural Resources – 26.5%
Energy Services - 14.3%
Ensign Energy Services	250,000	3,918,252
Major Drilling Group International	100,000	2,787,879
Pason Systems	180,000	2,215,645
Tesco Corporation [a,b]	120,000	2,512,800
Trican Well Service	220,000	3,307,493
Unit Corporation [b]	90,000	4,483,800

		19,225,869

Precious Metals and Mining - 12.2%
Alamos Gold [b]	400,000	2,443,035
Allied Nevada Gold [b]	350,000	2,002,000
Fronteer Development Group [b]	100,000	286,000
Gammon Gold [b]	450,000	3,330,000
Ivanhoe Mines [b]	300,000	1,818,000
Pan American Silver [b]	180,000	4,001,400
Silver Standard Resources [a,b]	150,000	2,479,500

		16,359,935

Total		35,585,804

Technology – 11.9%
Aerospace and Defense - 2.7%
Ceradyne [a,b]	100,000	3,666,000

Components and Systems - 2.7%
MKS Instruments [a,b]	180,000	3,583,800

Semiconductors and Equipment - 4.7%
Lam Research [a,b]	120,100	3,781,949
Sigma Designs [b]	180,200	2,562,444

		6,344,393

Telecommunications - 1.8%
ADTRAN	120,000	2,338,800

Total		15,932,993

TOTAL COMMON STOCKS
(Cost $126,970,638)		127,949,218

PREFERRED STOCK – 6.2%
Kennedy-Wilson Conv. [c,d]
(Cost $9,000,000)	9,000	8,357,142

	PRINCIPAL
	AMOUNT
GOVERNMENT BOND – 6.0%
(Principal Amount shown in local currency)
Australia 7.50%
due 9/15/09
(Cost $8,401,180)	10,000,000	8,071,537

REPURCHASE AGREEMENT – 11.1%
State Street Bank & Trust Company, 0.20% dated 9/30/08, due 10/1/08, maturity value $14,819,082 (collateralized by obligations of various U.S. Government Agencies, valued at $15,194,256)
(Cost $14,819,000)		14,819,000

COLLATERAL RECEIVED FOR SECURITIES LOANED – 7.7%
Money Market Funds State Street Navigator Securities Lending Prime Portfolio (7 day yield- 2.7654%)
(Cost $10,330,034)		10,330,034

TOTAL INVESTMENTS – 126.3%
(Cost $169,520,852)		169,526,931

LIABILITIES LESS CASH AND OTHER ASSETS – (7.7)%
		(10,248,197)

PREFERRED STOCK – (18.6)%		(25,000,000)

NET ASSETS APPLICABLE TO COMMON
STOCKHOLDERS – 100.0%		$134,278,734

[a]	All or a portion of these securities were on loan at September 30, 2008. Total market of loaned securities at September 30, 2008 was $10,391,815.
[b]	Non-income producing.
[c]

A security for which market quotations are not readily available represents 6.2% of net assets. This security has been valued at its fair value under procedures established by the Fund’s Board of Directors.

[d]

This security, and the common stock into which the security is convertible, are not and will not be registered under the Securities Act of 1933 and related rules (“restricted security”). Accordingly, such securities may not be offered, sold, transferred or delivered, directly or indirectly, unless (i) such shares are registered under the Securities Act and any other applicable state securities laws, or (ii) an exemption from registration under the Securities Act and any other applicable state securities laws is available.

TAX INFORMATION: The cost of total investments for Federal income tax purposes was $169,562,516. At September 30, 2008, net unrealized depreciation for all securities was $(35,585), consisting of aggregate gross unrealized appreciation of $19,082,673 and aggregate gross unrealized depreciation of $19,118,258. The primary difference between book and tax basis cost is the timing of the recognition of losses on securities sold.

Valuation of Investments:

Investment transactions are accounted for on the trade date. Securities are valued as of the close of trading on the New York Stock Exchange (NYSE) (generally 4:00 p.m. Eastern time) on the valuation date. Securities that trade on an exchange, and securities traded on Nasdaq’s Electronic Bulletin Board, are valued at their last reported sales price or Nasdaq official closing price taken from the primary market in which each security trades or, if no sale is reported for such day, at their bid price. Other over-the-counter securities for which market quotations are readily available are valued at their highest bid price. Securities for which market quotations are not readily available are valued at their fair value under procedures established by the Board of Directors. In addition, if, between the time trading ends on a particular security and the close of the customary trading session on the NYSE, events occur that are significant and may make the closing price unreliable, the Fund may fair value the security. The Fund uses an independent pricing service to provide fair value estimates for relevant non-U.S. equity securities on days when the U.S. market volatility exceeds a certain threshold. This pricing service uses proprietary correlations it has developed between the movement of prices of non-U.S. equity securities and indices of U.S.-traded securities, futures contracts and other indications to estimate the fair value of relevant non-U.S. securities. When fair value pricing is employed, the prices of securities used by the Fund may differ from quoted or published prices for the same security. Bonds and other fixed income securities may be valued by reference to other securities with comparable ratings, interest rates and maturities, using established independent pricing services. Investments in money market funds are valued at net asset value per share.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below:
Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, foreign securities that may be fair valued and repurchase agreements)
Level 3 – significant observable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of September 30, 2008:

Level 1	Level 2	Level 3	Total

$107,769,298	$53,400,491	$8,357,142	$169,526,931

Level 3 Reconciliation:

	Change in unrealized appreciation
Balance as of 12/31/07	(depreciation)	Purchases	Balance as of 9/30/08

$0	$(642,858)	$9,000,000	$8,357,142

Repurchase Agreements:

The Fund may enter into repurchase agreements with institutions that the Fund’s investment adviser has determined are creditworthy. The Fund restricts repurchase agreements to maturities of no more than seven days. Securities pledged as collateral for repurchase agreements, which are held until maturity of the repurchase agreements, are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). Repurchase agreements could involve certain risks in the event of default or insolvency of the counter-party, including possible delays or restrictions upon the ability of the Fund to dispose of its underlying securities.

Securities Lending:

The Fund loans securities to qualified institutional investors for the purpose of realizing additional income. Collateral on all securities loaned for the Fund is accepted in cash and cash equivalents and invested temporarily by the custodian. The collateral is equal to at least 100% of the current market value of the loaned securities. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day.

Other information regarding the Fund is available in the Fund’s most recent Prospectus and Report to Stockholders. This information is available through The Royce Funds (www.roycefunds.com) and on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 - Controls and Procedures
(a)              The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report (as required by Rule 30a-3(b) under the Investment Company Act of 1940 (the “Act”)), that the Registrant’s disclosure controls and procedures (as defined by Rule 30a-3(c) under the Act) are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)              There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 - Exhibits

     Certifications pursuant to Rule 30a-2(a) under the Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Royce Focus Trust, Inc.
By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 19, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:

/s/ Charles M. Royce
Charles M. Royce
President, Royce Focus Trust, Inc.
Date: November 19, 2008

By:

/s/ John D. Diederich
John D. Diederich
Treasurer, Royce Focus Trust, Inc.
Date: November 19, 2008